Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal							$ 0	$ 0	$ 0
State							0	0	84
International							16,065	10,438	6,652
Total current income tax expense (benefit)							16,065	10,438	6,736
Deferred:
Federal							86	(64)	(2,290)
State							5	(133)	(55)
International							(4,142)	(4,536)	(8,190)
Total deferred income tax expense (benefit)							(4,051)	(4,733)	(10,535)
Total income tax expense (benefit)	$ 3,283	$ 2,400	$ 3,293	$ 2,000	$ 5,693	$ 5,286	$ 12,014	$ 5,705	$ (3,799)